RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Disclosure of related party [text block] [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 38: RELATED PARTY TRANSACTIONS
Key management personnel
Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of an entity; the Group’s key management personnel are the members of the Lloyds Banking Group plc Group Executive Committee together with its Non-Executive Directors.
The table below details, on an aggregated basis, key management personnel compensation:

	2021	2020	2019
	£m	£m	£m
Compensation
Salaries and other short-term benefits	10	12	14
Share-based payments	14	12	14
Total compensation	24	24	28
The aggregate of the emoluments of the directors was £10.6 million (2020: £11.8 million; 2019: £11.7 million).
Aggregate company contributions in respect of key management personnel to defined contribution pension schemes were £nil (2020: £nil; 2019: £nil).
The total for the highest paid director (Sir António Horta-Osório) was £3,117,000 (2020: Juan Colombás: £4,169,000; 2019: Sir António Horta-Osório: £4,078,000); this did not include any gain on exercise of Lloyds Banking Group plc shares in any year.

	2021	2020	2019
	million	million	million
Share options over Lloyds Banking Group plc shares
At 1 January	—	—	—
Granted, including certain adjustments (includes entitlements of appointed key management personnel)	—	—	—
Exercised/lapsed (includes entitlements of former key management personnel)	—	—	—
At 31 December	—	—	—

	2021	2020	2019
	million	million	million
Share plans settled in Lloyds Banking Group plc shares
At 1 January	117	101	84
Granted, including certain adjustments (includes entitlements of appointed key management personnel)	19	46	46
Exercised/lapsed (includes entitlements of former key management personnel)	(62)	(30)	(29)
At 31 December	74	117	101
The tables below detail, on an aggregated basis, balances outstanding at the year end and related income and expense, together with information relating to other transactions between the Group and its key management personnel:

	2021	2020	2019
	£m	£m	£m
Loans
At 1 January	2	2	2
Advanced (includes loans of appointed key management personnel)	1	—	1
Repayments (includes loans of former key management personnel)	—	—	(1)
At 31 December	3	2	2
The loans are on both a secured and unsecured basis and are expected to be settled in cash. The loans attracted interest rates of between 0.39 per cent and 22.93 per cent in 2021 (2020: 0.39 per cent and 24.20 per cent; 2019: 6.45 per cent and 24.20 per cent).
No provisions have been recognised in respect of loans given to key management personnel (2020 and 2019: £nil).

	2021	2020	2019
	£m	£m	£m
Deposits
At 1 January	11	23	20
Placed (includes deposits of appointed key management personnel)	26	26	44
Withdrawn (includes deposits of former key management personnel)	(26)	(38)	(41)
At 31 December	11	11	23
Deposits placed by key management personnel attracted interest rates of up to 1.0 per cent (2020: 2.0 per cent; 2019: 3.0 per cent).
At 31 December 2021, the Group did not provide any guarantees in respect of key management personnel (2020 and 2019: none).
At 31 December 2021, transactions, arrangements and agreements entered into by the Group and its banking subsidiaries with Directors and connected persons included amounts outstanding in respect of loans and credit card transactions of £0.6 million with five Directors and two connected persons (2020: £0.6 million with five Directors and two connected persons; 2019: £0.6 million with five Directors and two connected persons).
Balances and transactions with fellow Lloyds Banking Group undertakings
Balances and transactions between members of the Lloyds Bank Group
In accordance with IFRS 10 Consolidated Financial Statements, transactions and balances between the Bank and its subsidiary undertakings, and between those subsidiary undertakings, have all been eliminated on consolidation and thus are not reported as related party transactions of the Group.
The Bank, as a result of its position as parent of a banking group, has a large number of transactions with various of its subsidiary undertakings; these are included on the balance sheet of the Bank as follows:

	2021	2020
	£m	£m
Assets, included within:
Financial assets at fair value through profit or loss	3,404	1,203
Derivative financial instruments	3,299	7,077
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	107,907	128,241
	114,610	136,521
Liabilities, included within:
Due to fellow Lloyds Banking Group undertakings	21,540	33,170
Financial liabilities at fair value through profit or loss	—	—
Derivative financial instruments	2,508	4,738
Debt securities in issue	59	20
	24,107	37,928
Due to the size and volume of transactions passing through these accounts, it is neither practical nor meaningful to disclose information on gross inflows and outflows. During 2021 the Bank earned interest income on the above asset balances of £1,933 million (2020: £1,995 million; 2019: £2,491 million) and incurred interest expense on the above liability balances of £327 million (2020: £336 million; 2019: £655 million).
In addition, the Bank raised recharges of £1,609 million (2020: £1,403 million; 2019: £1,461 million) on its subsidiaries in respect of costs incurred and also received fees of £70 million (2020: £56 million; 2019: £62 million), and paid fees of £31 million (2020: £26 million; 2019: £57 million), for various services provided between the Bank and its subsidiaries.
Details of contingent liabilities and commitments entered into on behalf of fellow Lloyds Banking Group undertakings are given in note 39.
Balances and transactions with Lloyds Banking Group plc and fellow subsidiaries of the Bank
The Bank and its subsidiaries have balances due to and from the Bank’s parent company, Lloyds Banking Group plc and fellow subsidiaries of the Bank. These are included on the balance sheet as follows:

	The Group		The Bank
	2021	2020	2021	2020
	£m	£m	£m	£m
Assets, included within:
Derivative financial instruments	634	690	634	690
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	739	738	517	530
	1,373	1,428	1,151	1,220
Liabilities, included within:
Due to fellow Lloyds Banking Group undertakings	1,490	6,875	1,332	6,666
Financial liabilities at fair value through profit or loss	—	—	3,318	1,121
Derivative financial instruments	939	1,424	633	972
Debt securities in issue	17,961	12,686	14,650	11,551
Subordinated liabilities	5,176	4,599	5,311	4,745
	25,566	25,584	25,244	25,055
These balances include Lloyds Banking Group plc’s banking arrangements and, due to the size and volume of transactions passing through these accounts, it is neither practical nor meaningful to disclose information on gross inflows and outflows. During 2021 the Group earned £11 million and the Bank earned £11 million interest income on the above asset balances (2020: Group £5 million, Bank £5 million; 2019: Group £20 million, Bank £20 million); the Group incurred £500 million and the Bank incurred £468 million interest expense on the above liability balances (2020: Group £478 million, Bank £461 million; 2019: Group £520 million, Bank £509 million).
Other related party transactions
Pension funds
The Group provides banking services to certain of its pension funds. At 31 December 2021, customer deposits of £480 million (2020: £151 million) related to the Group’s pension funds.
Joint ventures and associates
At 31 December 2021 there were loans and advances to customers of £14 million (2020: £28 million) outstanding and balances within customer deposits of £22 million (2020: £73 million) relating to joint ventures and associates.
During the year the Group paid fees of £7 million (2020: £7 million) to the Lloyds Banking Group's Schroders Personal Wealth joint venture and also made a payment of £10 million (2020: £20 million) under the terms of agreements put in place on the establishment of the joint venture.